FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the company looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$710	$710
Accounts and other receivable, net (current and non-current)	—	—	3,158	3,158
Financial assets (current and non-current) (1) (2)	48	280	198	526
Total (3)	$48	$280	$4,066	$4,394
Financial liabilities
Accounts payable and other (current and non-current) (1) (4)	$35	$4	$2,237	$2,276
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	7,844	7,844
Exchangeable and class B shares (5)	—	—	2,432	2,432
Total	$35	$4	$12,513	$12,552
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(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)FVOCI includes $273 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(3)Total financial assets include $1,025 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $809 million.
(5)Class C shares are also classified as financial liabilities due to their cash redemption feature. The class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 24 for additional information.
Included in cash and cash equivalents as at December 31, 2025 is $375 million of cash (2024: $340 million) and $335 million of cash equivalents (2024: $668 million).
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)	11	184	158	353
Total (2)	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (4)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
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(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Total financial assets include $634 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. The class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 24 for additional information.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net investment hedges
The company uses foreign exchange derivative contracts to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2025, a pre-tax net loss of $71 million (2024: pre-tax net gain of $106 million, 2023: pre-tax net loss of $19 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2025, there was a derivative asset balance of $nil (2024: $104 million) and derivative liability balance of $nil (2024: $36 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2025, a pre-tax net loss of $32 million (2024: pre-tax net gain of $74 million, 2023: pre-tax net gain of $22 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2025, there was a derivative asset balance of $7 million (2024: $80 million) and derivative liability balance of $4 million (2024: $19 million) relating to the derivative contracts designated as cash flow hedges.
Fair value hedges
The company uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at December 31, 2025, there was a derivative asset balance of $35 million (2024: $nil) and derivative liability balance of $35 million (2024: $nil) relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels - financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2025 and 2024:

	2025			2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$—	$—	$273	$—	$—	$—
Derivative assets	—	42	—	—	184	—
Other financial assets	13	—	—	11	—	—
	$13	$42	$273	$11	$184	$—
Financial liabilities
Derivative liabilities	$—	$39	$—	$—	$55	$—
	$—	$39	$—	$—	$55	$—
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(1)Level 3 common shares are units held by the company in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
There were no transfers between levels during the year ended December 31, 2025.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s) and key input(s)
Derivative assets	$42	$184	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$39	$55	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining unobservable inputs, the company uses internally developed information, external research, and observable market data, as applicable, in order to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Financial assets - common shares	$273	$—	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$—	$—
Fair value change recorded in other comprehensive income	8	—
Additions	306	—
Disposals	(41)	—
Balance at end of year	$273	$—